Note Payable, Product, Related Party	6 Months Ended
Jun. 30, 2018
Notes To Financial Statements [Abstract]
Note payable, product, related party

On January 26, 2018, the Company entered into a Master Equipment Lease with NFS Leasing Inc. to provide financing for equipment purchases to enable the Company to begin placing the dermaPACE System in the marketplace. This agreement provides for a lease line of credit up to $1,000,000 with a term of 36 months, and grants NFS a security interest in the Company’s accounts receivable, tangible and intangible personal property and cash and deposit accounts of the Company.

On March 1, 2018, the Company entered into the first drawdown of the Master Equipment Lease in the amount of $96,708.

Interest expense on note payable, product totaled $19,639 and $0 for the three months ended June 30, 2018 and 2017, respectively and $20,909 and $0 for the six months ended June 30, 2018 and 2017, respectively.

As of February 27, 2018, we are in default of Master Equipment Lease due to the sale of equipment purchased under the Master Lease Agreement to a third party and the note is callable by NFS Leasing, Inc. or NFS Leasing, Inc. can notify the Company to assemble all equipment for pick up. The notes payable, product was paid in full on June 27, 2018.